BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of borrowings
The principal balances of outstanding borrowings under lines of credit with banks and financial institutions were as follows:

	As of December 31,
	2019	2018
HSBC Bank and Citibank - Syndicated loan (United States)	50,363	—
Banco Santander (Colombia)	549	—
Banco Supervielle (Argentina)	309	—
Banco ICBC (Argentina)	96	—
Others	69	—
TOTAL	51,386	—

Such balances were included as current and non-current borrowings in the consolidated statement of financial position as follows:

	As of December 31,
	2019	2018

Current borrowings	1,198	—
Non-current borrowings	50,188	—
TOTAL	51,386	—
Movements in borrowings are analyzed as follows:

	As of December 31,
	2019	2018	2017

Balance at the beginning of year	—	6,011	217
Borrowings related to business combination (note 25.12) (1) (4)	1,290	—	—
Proceeds from new borrowings (2) (5)	90,523	—	22,000
Payment of borrowings (3) (5)	(41,570)	(6,163)	(16,293)
Accrued interest (4)	1,226	152	95
Foreign exchange (4)	(83)	—	(8)
TOTAL	51,386	—	6,011

(1) Corresponds to borrowings with Banco de Bogotá and BBVA, with maturity date in September 2019, ICBC with maturity date November 2020 and Supervielle with maturity date in July 2022. These borrowings do not have covenants.

(2)
On April 12, 2019, August 6, 2019, August 8, 2019 and October 28, 2019 Globant LLC borrowed 25,000, 30,000, 10,000 and 25,000, respectively under the Amended and Restated Credit Agreement. From the loans mentioned, 50,000 will mature on October 31, 2023 and 40,000 before December 31, 2019. On September 26, 2019, Avanxo borrowed 523 from Banco Santander with maturity date on March 26, 2020. During 2017, Sistemas Globales S.A. and IAFH Global S.A., entered into 6 loan agreements with Santander Rio for a total amount of 16,000. These loans matured before December 31, 2017. On December 19, 2017, Globant LLC has borrowed 6,000 under the credit facility mentioned above. This loan matured on July 23, 2018.

(3) During the year ended on December 31, 2019, the principal payments were as follows, Globant LLC paid 40,301 of the 40,000 borrowed under the Amended and Restated Credit Agreement. In September 2019, Avanxo Colombia paid 520 related to the borrowing with BBVA and paid 37 in interests regarding the borrowing with Santander in November 2019. During the year ended in December 31, 2019, BSF, S.A paid 52 and 39 regarding the borrowings with Supervielle and ICBC, respectively. On July 23, 2018, Globant LLC paid 6,163 borrowed in December 2017, under de A&R Credit Agreement. During December 2017, the Company through its Argentine subsidiary, Sistemas Globales S.A and IAFH Global S.A., paid 16,293 of the loan agreements acquired with Santander Rio in 2017.

(4) Non-cash transactions.

(5) Cash transactions.